Inventories - Additional Information (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes Of Inventories [line Items]
Cost of sales on inventory obsolescence	$ 12,490,108	$ 9,618,847	$ 34,414,213	$ 26,733,603	$ 37,038,542	$ 27,655,643	$ 19,655,090
Otis Hurricane
Classes Of Inventories [line Items]
Cost of sales on inventory obsolescence					$ 30,409